Financial Instruments and Risks	12 Months Ended
Dec. 31, 2018
Financial Instruments and Risks
Financial Instruments and Risks

4.     Financial Instruments and Risks

4.1  Management of financial risks

a)    Overview

The Company’s Management is focused on generating consistent and sustainable results over time. Factors of external risk related to fluctuations in market prices, exchange variations and volatility of macroeconomic indexes may introduce an unwelcome level of volatility in the Company’s cash flows and income statement. To manage this volatility, in a way that does not distort or hinder its consistent growth over a long time, Suzano has policies and procedures for managing market risk.

These policies aim to: (i) protect the Company’s cash flows and assets against fluctuations in the market prices of raw material and products, exchange rates and interest rates, price and adjustment indexes, or other assets or instruments traded in liquid or other markets ("market risk") to which the value of the assets, liabilities and cash flows are exposed; and (ii) optimize the process of contracting financial instruments for protection against exposure to risk, drawing on natural hedges and correlations between the prices of different assets and markets, avoiding any waste of funds used to contract inefficient operations. All financial transactions entered into by the Company have the objective of protecting it against existing exposures, with the assumption of new risks prohibited, except those arising from its operating activities.

The process to manage market risk comprises the following sequential and recurring phases: (i) identification of risk factors and the exposure of the value of the assets, cash flows and results of the Company to market risks; (ii) measuring and reporting the values at risk; (iii) evaluating and formulating strategies for managing market risks; and (iv) implementing and monitoring the performance of strategies.

The Company uses liquid financial instruments: (i) does not contract leveraged operations or other forms of embedded options that change its purpose of protection (hedge); (ii) it does not have double indexed debt or other forms of implied options; and (iii) does not have any operations that require margin deposits or other forms of collateral for counterparty credit risk.

The main financial risk factors considered by Management are:

•	Liquidity risk;
•	Credit risk;
•	Currency risk;
•	Interest rate risks;
•	Risk of changes in commodity prices; and
•	Capital risk.

The Company does not apply hedge accounting. Therefore, all results (gains and losses) from derivative operations (settled and outstanding) are fully recognized in the Consolidated Statements of income/(loss), as presented in Note 26.

b)   Measurement

Transactions with financial instruments with higher liquidity are recognized in the Company's financial statements and presented below. During the year there were no reclassifications between categories.

	Note	12/31/2018	12/31/2017
Assets

At fair value through profit or loss
Financial investments	6	21,098,565	1,631,505
Derivative financial instruments	4.3	493,934	133,910

At amortized costs
Cash and cash equivalents	5	4,387,453	1,076,833
Trade accounts receivable	7	2,537,058	2,297,763

		28,517,010	5,140,011
Liabilities

At amortized cost (a)
Trade accounts payable	18	632,565	621,179
Loans and financing	19.1	31,074,056	12,191,856
Debentures	19.3	4,663,453	—
Liabilities for asset acquisition and subsidiaries	24	992,512	585,986

At fair value through profit or loss
Derivative financial instruments	4.5	1,636,700	127,896

		38,999,286	13,526,917
(a)	In 2017, it was classified as "loans and receivables"

c)    Fair value versus book value

The financial instruments included in the balance sheets, are presented at their contractual amounts. Financial investments and derivative contracts, used exclusively for hedging purposes, are valued at fair value.

In order to determine the market values of assets or financial instruments traded in public and liquid markets, the market closing prices were used at the balance sheet dates. The fair value of interest rate swaps and indexes is calculated as the present value of their future cash flows discounted at the current interest rates available for operations with similar remaining terms and maturities. This calculation is based on the quotations of B3 and ANBIMA for interest rate operations in reais and the British Bankers Association and Bloomberg for Libor rate transactions. The fair value of forward or forward exchange contracts is determined using the forward exchange rates prevailing at the balance sheet dates, in accordance with B3 prices.

In order to determine the fair value of assets or financial instruments traded in over-the-counter or liquid markets, a number of assumptions and methods based on normal market conditions (not for liquidation or forced sale) are used at each balance sheet date, including the use of option pricing models such as Black & Scholes, and estimates of discounted future cash flows. The fair value of oil bunker pricing contracts is obtained based on the Platts index.

The result of the trading of financial instruments is recognized at the closing or contracting dates, where the Company undertakes to buy or sell these instruments. The obligations arising from the contracting of financial instruments are eliminated from our financial statements only when these instruments expire or when the risks, obligations and rights arising therefrom are transferred.

The comparison between the fair value and the book value of the outstanding financial instruments can be shown as follows:

	12/31/2018		12/31/2017
	Book Value	Fair Value	Book Value	Fair Value

Assets
Cash and cash equivalents	4,387,453	4,387,453	1,076,833	1,076,833
Financial investments	21,098,565	21,098,565	1,631,505	1,631,505
Trade accounts receivable	2,537,058	2,537,058	2,297,763	2,297,763
Derivative financial instruments (a)	493,934	493,934	133,910	133,910
	28,517,010	28,517,010	5,140,011	5,140,011

Liabilities
Trade accounts payables	632,565	632,565	621,179	621,179
Loans and financing (a)	31,074,056	35,326,676	12,191,856	13,755,352
Debentures	4,663,453	4,957,382	—	—
Liabilities for asset acquisitions and subsidiaries (a)	992,512	948,522	585,986	564,292
Derivative financial instruments (a)	1,636,700	1,636,700	127,896	127,896
	38,999,286	43,501,845	13,526,917	15,068,719
(a)	Current and non-current

4.2   Liquidity risk

The Company’s guidance is to maintain a strong cash and financial investment position to meet its financial and operating obligations. The amount kept as cash is used for payments expected in the normal course of its operations, while the surplus amount is invested in highly liquid financial investments.

The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are undiscounted, and include contractual interest payments, therefore, may not be reconciled with the amounts disclosed in the balance sheet.

	12/31/2018
	Total Book	Total Future	Up to 1	1 - 2	2 - 5	More than
	Value	Value	year	years	years	5 years

Liabilities
Trade accounts payables	632,565	632,565	632,565	—	—	—
Loans and financing	31,074,056	45,997,323	4,818,397	3,672,268	16,850,840	20,655,818
Debentures	4,663,453	8,022,759	340,044	419,401	1,521,757	5,741,556
Liabilities for asset acquisitions and subsidiaries	992,512	1,099,331	495,862	100,715	316,730	186,023
Derivative financial instruments	1,636,700	2,149,710	790,679	736,715	465,853	156,462
Other accounts payable	404,655	404,655	367,314	37,341	—	—

	39,403,941	58,306,342	7,444,861	4,966,440	19,155,180	26,739,859

	12/31/2017
	Total Book	Total Future	Up to 1	1 - 2	2 - 5	More than
	Value	Value	year	years	years	5 years

Liabilities
Trade accounts payables	621,179	621,179	621,179	—	—	—
Loans and financing	12,191,856	15,897,299	2,704,902	2,686,542	4,930,467	5,575,388
Liabilities for asset acquisitions and subsidiaries	585,986	713,723	95,284	9,698	187,686	421,055
Derivative financial instruments	127,896	97,412	24,092	63,971	9,349	—
Other accounts payable	293,193	293,193	280,436	12,757	—	—

	13,820,110	17,622,806	3,725,893	2,772,968	5,127,502	5,996,443

4.3   Credit risk

The Company has sales and credit policies, determined by the Management, which aim to mitigate any risks arising from their clients’ default. This is achieved through meticulous selection of the client portfolio, which takes into account payment capacity (credit analysis) and diversification of sales (risk pooling), as well as the guarantees or financial instruments contracted to reduce these risks, such as credit insurance policies, both for exports and domestic sales.

The Company’s credit evaluation matrix is based on an analysis of the qualitative and quantitative aspects for determining credit limits to clients on an individual basis. After analyses, they are submitted for approval according to established hierarchy. In some cases, the approval from the management’s meeting and the Credit Committee is applicable.

The Company, in order to mitigate credit risk, maintains its financial operations diversified among banks, with a main focus on first-tier financial institutions classified as high-grade by the main risk rating agencies.

The book value of financial assets representing the exposure to credit risk on the date of the financial statements was as follows:

	Note	12/31/2018	12/31/2017

Assets
Cash and cash equivalents	5	4,387,453	1,076,833
Financial investments	6	21,098,565	1,631,505
Trade accounts receivable	7	2,537,058	2,297,763
Derivative financial instruments		493,934	133,910
		28,517,010	5,140,011

The Other Parties, mostly financial institutions with whom the Company conducts transactions classified under cash and cash equivalents, financial investments and derivatives financial instruments, are rated by the rating agencies. The risk rating is as follows:

	Cash and cash equivalents		Derivative financial
	and financial investments		instruments
Risk rating (a)	12/31/2018	12/31/2017	12/31/2018	12/31/2017

AAA	19,736,151	2,168,810	141,296	65,510
AA+	5,257,518	169,881	—	51,231
AA	68,207	207,925	259,711	3,143
AA-	422,899	113,623	—	14,026
A	80	45,753	51,281	—
A-	1,160	2,330	—	—
BB	2	16	41,646	—

	25,486,018	2,708,338	493,934	133,910
(a)	We use the Brazilian Risk Rating and the rating is given by agencies Fitch Ratings, Standard & Poor’s and Moody’s.

The risk rating of trade accounts receivable is as follows:

	12/31/2018	12/31/2017

Low Risk (a)	2,447,184	2,262,628
Average Risk (b)	66,587	21,016
High Risk (c)	60,466	52,859
	2,574,237	2,336,503
(a)	Not past due and delay up to 30 days
(b)	Overdue between 30 and 90 days
(c)	Overdue more than 90 days and renegotiated with the client or with security interest.

Part of the above amounts do not consider part of the supplementary Allowance for Doubtful Accounts calculated on an individual basis for each customer in default of R$ 37,179 and R$ 38,740 an December 31, 2018 and 2017, respectively.

4.4  Market risk

The Company is exposed to several market risks, the main ones being the variation in exchange rates, interest rates, inflation rates and commodity prices that may affect its results and financial situation.

To reduce the impacts on results in adverse scenarios, the Company has processes to monitor exposures and policies that support the implementation of risk management.

The policies establish the limits and instruments to be implemented for the purpose of: (i) protecting cash flow due to currency mismatch, (ii) mitigating exposure to interest rates, (iii) reducing the impacts of fluctuation in commodity prices, and (iv) change of debt indexes.

The market risk management process comprises identification, assessment and implementation of the strategy, with the actual contracting of adequate financial instruments.

4.4.1. Exchange rate risk

The contracting of financing and the currency derivative policy of the Company are guided by the fact that around 70% of net revenue comes from exports with prices negotiated in U.S. dollar, while most of the production costs is tied to the Brazilian real (BRL). This structure allows the Company to contract export financing in U.S. dollar and to reconcile financing payments with the flows of receivables from sales in foreign market, using the international bond market as an important portion of its capital structure, and providing a natural cash hedge for these commitments.

In addition, the Company contracts short positions in the futures markets, including strategies involving options, to ensure attractive levels of operating margins for a portion of revenue. Sales in the futures market are limited to a percentage of the net surplus foreign currency (net exposure) over an 18‑month time horizon and therefore are matched to the availability of currency for sale in the short term.

The net exposure of assets and liabilities in foreign currency which is substantially in U.S. dollars, are demonstrated below:

	12/31/2018	12/31/2017

Assets
Cash and cash equivalents	1,143,968	585,541
Trade accounts receivable	1,661,108	1,544,633
Derivative financial instruments	493,685	133,910

	3,298,761	2,264,084

Liabilities
Trade accounts payables	(72,680)	(45,548)
Loans and financing	(26,384,721)	(8,616,807)
Liabilities for asset acquisitions and subsidiaries	(333,049)	(332,193)
Derivative financial instruments	(1,464,569)	(126,781)

	(28,255,019)	(9,121,329)

Liability exposure	(24,956,258)	(6,857,245)

Foreign denominated balances are primarily denominated in US Dollars.

Sensitivity analysis - foreign exchange exposure

For market risk analysis, the Company uses scenarios to jointly evaluate the long and short positions in foreign currency, and the possible effects on its results. The probable scenario represents the amounts already booked, as they reflect the translation into Brazilian reais on the base date of the balance sheet.

The other scenarios were created considering the depreciation of the Brazilian real against the U.S. Dollar at the rates of 25% and 50%.

This analysis assumes that all other variables, in particular interest rates, remain constant, the following table presents the potential impacts on results assuming these scenarios:

	12/31/2018
	As of	Effect on Income and Equity
	Probable	Possible Increase ( ∆ 25%)	Remote Increase ( ∆ 50%)

Cash and cash equivalents	1,143,968	285,992	571,984
Trade accounts receivable	1,661,108	415,277	830,554
Trade accounts payables	(72,680)	(18,170)	(36,340)
Loans and financing	(26,384,721)	(6,596,180)	(13,192,361)
Liabilities for asset acquisitions	(333,049)	(83,262)	(166,524)
Derivatives Non Deliverable Forward ("NDF") (a)	17,041	(137,748)	(275,191)
Derivatives Swap (a)	(853,141)	(2,458,607)	(4,915,329)
Derivatives Options (a)	(134,784)	(2,352,766)	(5,111,182)

		(10,945,465)	(22,294,390)
(a)	For the notional values of the derivatives, see Note 4.5

4.4.2 Interest rate risk

Fluctuations in interest rates could result in increase or decrease in costs of new financing and operations already contracted.

The Company constantly seeks alternatives to use financial instruments in order to avoid negative impacts on its cash flows.

Given Libor's risk of extinction over the next few years the Company has negotiating its contracts with clauses that envisage the discontinuation of the interest rate. The majority of the debt already has some clause of substitution of the rate by a reference index or interest rate equivalent, for the contracts that do not have a specification a clause of renegotiation between the parties was added. The derivative contracts linked to Libor envisage that there will be a negotiation between the parties for the definition of a new rate or an equivalent fee will be provided by the calculation agent.

Over the next few years, until Libor expires, the company will actively work to reflect an equivalent replacement rate in all of its contracts

Sensitivity analysis - exposure to interest rates

For market risk analysis, the Company uses scenarios to evaluate the sensitivity that variations in operations impacted by the rates: CDI, Long Term Interest Rate (“TJLP”), Special System for Settlement and Custody (“SELIC”) and London Interbank Offered Rate (“LIBOR”) may have on its results. The probable scenario represents the amounts already booked, as they reflect the best estimates of the Management.

This analysis assumes that all other variables, in particular foreign currency exchange rates, remain constant. The other scenarios were developed considering appreciation of 25% and 50% in the market interest rates. The following table shows the potential impacts on the results in the event of these scenarios:

	12/31/2018
	As of	Effect on Income and Equity
		Possible Increase	Remote Increase
	Probable	( ∆ 25%)	( ∆ 50%)

CDI
Cash and cash equivalents	3,243,485	53,931	108,701
Financial investments	19,049,284	316,741	638,412
Loans and financing	(4,078,631)	316,741	638,412
Debentures	(4,663,453)	(374,854)	(453,602)
Derivative Swaps	(853,141)	866,857	1,746,549
Derivative Options	(134,813)	(74,269)	(146,411)
		1,105,149	2,532,061

Special System for Settlement and Custody ("SELIC")
Financial investments	2,049,281	34,074	68,679

		34,074	68,679

TJLP
Loans and financing	(213,178)	(3,597)	(7,195)

		(3,597)	(7,195)

LIBOR
Loans and financing	(13,038,092)	(88,855)	(177,709)
Derivative Swap	(170,708)	238,030	471,025

		149,176	293,316

This sensitivity analysis should be analyzed in the context of the subsequent event described in Note 32. a.), since a substantial part of that balance was consumed in payment of the Fibria transaction.

4.4.3 Commodity price risk

The Company is exposed to commodity prices that reflect mainly on the pulp sale price in the foreign market. The dynamics of opening and closing production capacities in the global market and the macroeconomic conditions may have an impact on the operating results.

It is not possible to guarantee that the price will be maintained at levels favorable to the results. The Company can use financial instruments to reduce the sale price of a part of its production; however, at times, contracting a hedge for pulp price may not be available.

The Company is also exposed to international oil prices, which reflects on logistical costs for selling to the export market.

On December 31, 2018 there is long position in bunker oil R$ 5 million to hedge its logistics costs. (December 31, 2017, there is no long position in bunker oil)

	12/31/2018
	Probable	Possible Increase (∆ 25%)	Remote Increase (∆ 50%)
Oil derivative	(1,140)	2,399	3,735
	(1,140)	2,399	3,735

4.5  Derivative financial instruments

The Company determines the fair value of derivative contracts and recognizes that these amounts can differ from the amounts realized in the event of early settlement. The amounts reported by the Company are based on an estimate and using data provided from a third party, which is reviewed by Management.

a)    Outstanding derivatives by type of contract

On December 31, 2018 and 2017, the consolidated positions of outstanding derivatives are presented below:

	Notional value in US$		Fair value
	12/31/2018	12/31/2017	12/31/2018	12/31/2017

Cash flow
Undesignated exchange hedge
Zero-cost collar (R$ vs. US$)	2,340,000	1,485,000	(41,122)	25,822
NDF (R$ x US$)	50,000	—	6,749	—
Fixed Swap (US$) vs. CDI	—	50,000	—	5,356
Fixed Swap CDI vs. US$	—	50,000	—	(2,485)
Subtotal	2,390,000	1,585,000	(34,374)	28,693

Debt hedge
Exchange hedge
Swap CDI vs. Fixed (US$)	752,110	291,725	(377,020)	(21,562)
Subtotal	752,110	291,725	(377,020)	(21,562)

Interest hedge
Swap LIBOR vs. Fixed (US$)	757,143	19,841	(33,663)	(1,117)
Subtotal	757,143	19,841	(33,663)	(1,117)

Hedge de Commodity (a)
Swap Bunker	5,344	—	(1,140)	—
Subtotal	5,344	—	(1,140)	—

Total in derivatives (Cash Flow)	3,904,597	1,896,566	(446,196)	6,014

Fibria's operation
Undesignated exchange hedge
Zero cost collar (R$ x US$)	700,000	—	(93,692)	—
NDF (R$ x US$)	100,000	—	10,287	—
Subtotal	800,000	—	(83,405)	—

Debt hedge
Exchange hedge
Swap CDI x Fixed (US$)	1,650,000	—	(476,121)	—
Subtotal	1,650,000	—	(476,121)	—

Interest hedge
Swap Libor x Fixed (US$)	2,000,000	—	(137,044)	—
Subtotal	2,000,000	—	(137,044)	—

Total in derivatives (Fibria's operation)	4,450,000	—	(696,570)	—

Total in derivatives	8,354,597	1,896,566	(1,142,766)	6,014

Current assets			352,454	77,090
Non-current assets			141,480	56,820
Current liabilities			(596,530)	(23,819)
Non-current liabilities			(1,040,170)	(104,077)

			(1,142,766)	6,014
(a)	The commodity hedge amount was contracted through the subsidiary Suzano Trading.

Fair value does not represent an obligation for immediate disbursement or cash receipt, given that such effect will only occur on the dates of contractual fulfillment or on the maturity of each transaction, when the result will be determined, depending on the case and market conditions on the agreed dates.

Contracts outstanding on December 31, 2018 are over-the-counter operations without any margin or early settlement clause imposed due to mark-to-market variations.

Each existing contract and respective protected risks are described below:

i)    CDI Swap x Fixed US$: positions in conventional swaps by changing the rate of Interbank Deposits (DI) by pre-fixed dollar rate. The objective is to change the debt index in Reais to dollars;

ii)    NDF US$: Positions sold in futures contracts of dollars, with the purpose of protecting the cash flow of exports.

iii)    Swap Fixed US$ x CDI: positions in conventional swaps exchanging pre-fixed rate variation in dollars by Interbank Deposits (DI) rate. The objective is to revert debts in dollars to Reais;

iv)    Swap LIBOR x Fixed: positions in conventional swaps exchanging post-fixed rate for a pre-fixed rate in dollars. The objective is to protect the cash flow of variations in the US interest rate;

v)    Zero-Cost Collar: positions in an instrument consisting of the simultaneous combination of the purchase of put options and the sale of US dollar call options, with the same principal and maturity, in order to protect the cash flow of exports. This strategy establishes an interval where there is no deposit or receipt of financial margin on the position adjustments.

vi)    Swap Bunker (oil): positions purchased in oil bunker, with the objective of protecting logistics costs related to the contracting of maritime freight.

b)   Fair value by maturity date

Derivatives mature as follows:

	Net Fair value
Maturity of derivatives	12/31/2018	12/31/2017

In 2018	—	53,270
In 2019	(244,069)	(16,064)
In 2020	(180,333)	(31,192)
In 2021	87,851	—
In 2022	83,692	—
In 2023	80,052	—
In 2024	82,963	—
In 2025	(486,958)	—
In 2026	(565,964)	—
	(1,142,766)	6,014

c)    Long and short position of outstanding derivatives

On December 31, 2018 and 2017, the consolidated positions of outstanding derivatives are presented below:

	Notional value			Fair value
	Currency	12/31/2018	12/31/2017	12/31/2018	12/31/2017

Debt hedge
Assets
Swap CDI vs. Fixed (US$)	R$	8,722,620	950,000	119,178	22,525
Swap LIBOR vs. Fixed (US$)	US$	2,757,143	19,841	—	65,517
Subtotal				119,178	88,042

Liabilities
Swap CDI vs. Fixed (US$)	US$	2,402,110	291,725	(972,319)	(44,087)
Swap LIBOR vs. Fixed (US$)	US$	2,757,143	19,841	(170,707)	(66,634)
Subtotal				(1,143,026)	(110,721)

Total swap agreements				(1,023,848)	(22,679)

Cash flow
Zero-cost collar (US$ vs. R$)	US$	3,040,000	1,485,000	(134,814)	25,822
Swap Fixed (US$) vs. CDI	US$	—	50,000	—	5,356
NDF (R$ x US$)	US$	150,000	—	17,036	—
Swap Bunker	US$	5,344	—	(1,140)	—
Swap CDI x Fixed (US$)	US$	—	50,000	—	(2,485)
Subtotal				(118,918)	28,693

Total in derivatives				(1,142,766)	6,014

d)   Settled derivatives

In the year ended December 31, 2018 and 2017, the consolidated positions of settled derivatives were as follows:

	Cash paid / Received amount
	(In thousand of R$)
	12/31/2018	12/31/2017

Cash flow
Exchange hedge
Zero-cost collar (R$ vs. US$)	(110,271)	28,159
NDF (R$ vs. US$)	(1,235,448)	11,110
NDF (MXN vs. US$)	—	39
Subtotal	(1,345,719)	39,308

Commodity hedge
Bunker (oil)	—	2,631
Subtotal	—	2,631

Debt hedge
Exchange hedge
Swap CDI vs. Fixed (US$)	19,145	78,411
Swap Fixed (US$) vs. CDI	—	(8,809)
Swap CDI vs. Libor (US$)	—	(162,769)
Subtotal	19,145	(93,167)

Interest hedge
Swap LIBOR vs. Fixed (US$)	(4,939)	(2,588)
Swap Coupon vs. Fixed (US$)	—	15,824
Subtotal	(4,939)	13,236

Total in derivatives (a)	(1,331,513)	(37,992)
(a)

On December 31, 2018, there was a payment of the derivative premium in the amount of R$ 254,902 and on December 31, 2017 there was a receipt of R$ 77,687 of unhedged options and, therefore, are not presented in the table above.

4.6   Capital management

The main objective of Company’s capital Management is to ensure and maintain a solid credit rating, in addition to mitigating risks that may affect capital availability in business development.

The Company monitors constantly significant indicators, such as:

i)     consolidated financial leverage index, which is the total net debt divided by adjusted Earnings Before Interest, Taxes, Depreciation, and Amortization (“EBITDA”);

ii)    management of contractual financial covenants, maintaining safety margin to not exceed these covenants. Management prioritizes new loans denominated in the same currency of its main cash generation source, in order to obtain a natural hedge in the long term for its cash flow. The Company manages its capital structure and makes adjustments based on changes in economic conditions.

	12/31/2018	12/31/2017

Loans and financing	31,074,056	12,191,856
Debentures	4,663,453	—
(-) Cash and financial investments	(25,486,018)	(2,708,338)
Net debt	10,251,491	9,483,518

Shareholders' equity controlling	12,012,007	11,616,611
Shareholders' equity non-controlling	13,928	—
Shareholders' equity and net debt	22,277,426	21,100,129

This sensitivity analysis should be analyzed in the context of the subsequent event described in Note 32 a), since a substantial part of that balance was consumed in payment of the Fibria transaction.

4.7  Fair value hierarchy

The financial instruments and other financial statement items assessed at fair value are presented in accordance with the levels defined below:

All the information relevant to Company’s financial statements, and only this information, is reported and corresponds to that used by the Management for its activities.

•	Level 1 - Prices quoted (unadjusted) in active markets for identical assets or liabilities;
•

Level 2 - Inputs other than the prices quoted in active markets included in Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices); and

•	Level 3 - Inputs for assets or liabilities that are not based on observable market variables (unobservable inputs).

	12/31/2018
	Fair value	Level 1	Level 2	Level 3

Assets
Financial investments	21,098,565	14,933,513	6,165,052	—
Derivative financial instruments	493,934	—	493,934	—
Biological assets (a)	4,935,905	—	—	4,935,905
	26,528,404	14,933,513	6,658,986	4,935,905

Liabilities
Derivative financial instruments	1,636,700	—	1,636,700	—
	1,636,700	—	1,636,700	—

	12/31/2017
	Fair value	Level 1	Level 2	Level 3

Assets
Financial Investments	1,631,505	—	1,631,505	—
Derivative financial instruments	133,910	—	133,910	—
Biological assets (a)	4,548,897	—	—	4,548,897
	6,314,312	—	1,765,415	4,548,897

Liabilities
Derivative financial instruments	127,896	—	127,896	—
	127,896	—	127,896	—
(a)	Changes in fair value of biological assets and other details regarding assumptions used to measure such values are shown in Note 13.

4.8  Guarantees

The Company is guaranteed by letters of credit and credit insurance policies. As of December 31, 2018, the consolidated operations of accounts receivable indexed to exports amounted to US$ 365 million, equivalent to R$ 1,417,026 at that date (December 31, 2017 US$ 429 million, equivalent to R$ 1,421,446).